Richard H. Kirk Vice President, Corporate Counsel
The Prudential Insurance Company of America 213 Washington Street, Newark, NJ 07102-2917 Tel 203 925-3707 richard.kirk@prudential.com

April 29, 2019

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Definitive Prospectuses and Statements of Additional Information Filings Pursuant to Rule 497(j)

Dear Sir/Madam:

A) In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the Prospectuses and Statements of Additional Information ("SAIs") included in the referenced Registration Statements below, the form of Prospectuses and SAIs that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments and

2.	The text of the most recent post-effective amendments has been filed with the Commission electronically.

Investment Company Act No. 811-07325	Investment Company Act No. 811-07975
333-184887	333-162678
333-184890	333-162676
333-184541	333-131035
333-192701	333-170468
333-130989	333-184892
333-184889
333-184891
333-184542
333-192702

B) In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the Statements of Additional Information ("SAIs") included in the referenced Registration Statements below, the form of SAIs that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments and

2.	The text of the most recent post-effective amendments has been filed with the Commission electronically.

Investment Company Act No. 811-07325
333-162673
333-162680
333-144639
333-170466
333-184888

Very truly yours,

/s/Richard H. Kirk
Richard H. Kirk
Vice President,
Corporate Counsel